Fees Summary	Apr. 29, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The prospectus to which this Exhibit is attached is a final prospectus for the related offerings. The combined maximum aggregate offering price for the offerings is $5,463,000 (comprised of (i) $2,492,000 maximum aggregate offering price with respect to notes linked to the EURO STOXX 50® Index, (ii) $2,971,000 maximum aggregate offering price with respect to notes linked to the S&P 500® Futures Excess Return Index.

Narrative - Max Aggregate Offering Price	$ 5,463,000